Significant Production And Growth Asset Acquisitions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Jul. 07, 2021
FAR Senegal RSSD SA [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets at acquisition			$ 212
Asset acquisition contingent consideration			$ 55
FAR Senegal RSSD SA Sangomar Exploitation Area [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				13.67%
Proportion of ownership interest in joint venture	82.00%	68.33%
FAR Senegal RSSD SA RSSD Evaluation Area [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				15.00%
Proportion of ownership interest in joint venture	90.00%	75.00%
RSSD Joint Venture [member] | FAR Senegal RSSD SA [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets at acquisition				$ 212